Summary of Significant Accounting and Reporting Policies (Deferred Revenue and Deferred Charges) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Deferred Revenue Arrangement [Line Items]
Long-term deferred charges	¥ 110,967	¥ 95,171
Other current liabilities
Deferred Revenue Arrangement [Line Items]
Current deferred revenue	78,453	85,434
Other long-term liabilities
Deferred Revenue Arrangement [Line Items]
Long-term deferred revenue	122,731	102,005
Prepaid expenses and other current assets
Deferred Revenue Arrangement [Line Items]
Current deferred charges	15,533	14,707
Other assets
Deferred Revenue Arrangement [Line Items]
Long-term deferred charges	¥ 110,967	¥ 95,171